Cover	Oct. 07, 2025
Cover [Abstract]
Entity Registrant Name	The Awareness Group, Inc.
Entity Central Index Key	0001386044
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	false
Document Period End Date	Oct. 07, 2025
Entity File Number	000-52952
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	56-2560951
Entity Address Address Line 1	4343 N Scottsdale Rd
Entity Address Address Line 2	#150
Entity Address City Or Town	Scottsdale
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85251
City Area Code	818
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	357-3155
Security 12b Title	Common Stock
Trading Symbol	TAAG